RESULTS FROM OPERATING ACTIVITIES	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
RESULTS FROM OPERATING ACTIVITIES	RESULTS FROM OPERATING ACTIVITIES5.1COST OF SALES

Amounts in R million	Note	2025	2024	2023

Cost of sales		(4,747.7)	(4,429.9)	(3,911.0)
Operating costs[1] (a)		(4,404.6)	(4,206.0)	(3,711.4)
Movement in gold in process and finished inventories - Gold Bullion		18.1	34.9	10.8
Depreciation	9	(459.2)	(270.4)	(217.5)
Change in estimate of environmental rehabilitation	11	98.0	11.6	7.1

[1] Includes R47 million electricity wheeling credit.

(a) The most significant components of operating costs include:
Consumable stores		(1,376.0)	(1,303.3)	(1,199.9)
Labour including short term incentives		(747.2)	(734.9)	(663.4)
Electricity		(544.0)	(586.1)	(544.4)
Specialist service providers		(876.2)	(851.7)	(633.9)
Machine hire		(156.3)	(198.4)	(152.3)
Security expenses		(198.5)	(167.2)	(153.6)
Water		(45.1)	(32.5)	(61.8)

RELATED PARTY TRANSACTIONS
Far West Gold Recoveries Proprietary Limited (“FWGR”) entered into an agreement with Sibanye-Stillwater effective 31 July
2018 for the pumping and supply of water and electricity to the FWGR operations for which FWGR is invoiced based on metered usage of water and electricity.
FWGR also entered into a smelting agreement with Sibanye-Stillwater effective 31 July 2018 to smelt and recover gold from gold loaded carbon produced at FWGR, and deliver the gold to Rand Refinery for refinement. As consideration for this service,
Sibanye-Stillwater receives a fee based on the smelting costs plus 10% of the smelting costs.
Rand Refinery performs the final refinement and administration of the gold bars delivered and as consideration for this service receives a variable refining fee and administration fee. Rand Refinery is a related party to the Group through Sibanye-Stillwater’s shareholding in Rand Refinery.
All transactions and outstanding balances with related parties are to be settled in cash within 30 days of the invoice date. None of the balances are secured. No expense has been recognised in the current year as a credit loss allowance in respect of amounts charged to related parties.

Amounts in R million	2025	2024	2023

Services rendered by related parties and included in operating costs:
Supply of water and electricity[1]	122.0	114.5	79.2
Gold smelting and related charges[1]	16.6	22.5	21.1
Other charges[1]	0.3	0.3	0.3
Gold refining and related charges[2]	8.4	7.6	7.2
	147.3	144.9	107.8
[1] Paid to Sibanye-Stillwater by FWGR.
[2] Paid to Rand Refinery by Ergo.
5.2    ADMINISTRATION EXPENSES AND OTHER COSTS

Amounts in R million	Note	2025	2024	2023

Included in administration expenses and other costs are the following[1]:
Corporate salaries and short term incentives		(90.1)	(89.3)	(79.0)
Share-based payment expense	19.1	(30.1)	(26.4)	(22.0)
Information technology costs		(21.9)	(14.8)	(10.4)
Exploration expenses		(9.2)	(6.8)	(4.6)
Other costs and administration expenses		(62.5)	(62.0)	(56.9)
		(213.8)	(199.3)	(172.9)
[1]Other costs and administration expenses have been disaggregated to enhance transparency.